THRIVENT CORE FUNDS
Registrant CIK 0001669626
Form N-CEN for
Fiscal Year Ended 10/31/2023
PART G: Attachments
Item G.1.a.ii. Provision of financial support
(a)
Description of nature of support:
Seed capital investment in the Registrant.
(b)
Person providing support:
Thrivent Financial for Lutherans (TFL).
(c)
Brief description of relationship between the person providing support and the Registrant
: The
Registrant’s investment adviser, Thrivent Asset Management, LLC. is a wholly-owned subsidiary of TFL.
(d)
Date support provided:
2/28/2023
(e)
Amount of support:
$10,000
(f)
Security supported (if applicable):
Not applicable.
(g)
Value of security supported on date support was initiated (if applicable):
Not applicable.
(h)
Brief description of reason for support:
TFL made an initial seed capital investment in Thrivent
Core Mid Cap Value Fund (Series identification number S000079755) to provide available capital for investment at inception.
(i)
Term of support:
None.
(j)
Brief description of any contractual restrictions relating to support:
None.